Marketable Securities (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
Less than 12 months, Fair Value	$ 7,381	$ 17,092
Less than 12 months, Unrealized Loss	(17)	(274)
More than 12 months, Fair Value	5,780	9,240
More than 12 months, Unrealized Loss	(620)	(1,087)
Mutual funds
Marketable Securities [Line Items]
Less than 12 months, Fair Value	0	0
Less than 12 months, Unrealized Loss	0	0
More than 12 months, Fair Value	0	0
More than 12 months, Unrealized Loss	0	0
Government debentures
Marketable Securities [Line Items]
Less than 12 months, Fair Value	1,756	4,841
Less than 12 months, Unrealized Loss	(6)	(70)
More than 12 months, Fair Value	673	649
More than 12 months, Unrealized Loss	(484)	(509)
Corporate debentures
Marketable Securities [Line Items]
Less than 12 months, Fair Value	5,625	12,251
Less than 12 months, Unrealized Loss	(11)	(204)
More than 12 months, Fair Value	5,107	8,591
More than 12 months, Unrealized Loss	$ (136)	$ (578)